Nature of Business and Organization (Details) - Schedule of accompanying consolidated financial statements	12 Months Ended
Dec. 31, 2022
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Orient Plus International Limited (“Orient Plus”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands (“BVI”) company
Ownership	100% owned by Ebang International
Orient Plus International Limited (“Orient Plus”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on June 6, 2018
Orient Plus International Limited (“Orient Plus”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Orient Plus
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 12, 2016
Ebang Communications (HK) Technology Limited (“HK Ebang Communications”), formerly known as Hong Kong Bite Co., Ltd. or HK Bite [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Trading company
Power Ebang Limited (“Power Ebang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by Ebang International
Power Ebang Limited (“Power Ebang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 26, 2018
Power Ebang Limited (“Power Ebang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
HongKong Ebang Technology Co., Ltd. (“HK Ebang Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Power Ebang
HongKong Ebang Technology Co., Ltd. (“HK Ebang Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 12, 2018
HongKong Ebang Technology Co., Ltd. (“HK Ebang Technology”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Leader Forever Holdings Limited (“Leader Forever”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands company
Ownership	100% owned by Ebang International
Leader Forever Holdings Limited (“Leader Forever”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 7, 2019
Leader Forever Holdings Limited (“Leader Forever”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
HongKong Ebang Information Co., Ltd. (“HK Ebang Information”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Hong Kong company
Ownership	100% owned by Leader Forever
HongKong Ebang Information Co., Ltd. (“HK Ebang Information”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on April 1, 2019
HongKong Ebang Information Co., Ltd. (“HK Ebang Information”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A Trading company
Hangzhou Ebang Hongfa Technology Co., Ltd. (“Ebang Hongfa”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”)
Ownership	100% owned by HK Ebang Technology
Hangzhou Ebang Hongfa Technology Co., Ltd. (“Ebang Hongfa”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on February 11, 2018
Hangzhou Ebang Hongfa Technology Co., Ltd. (“Ebang Hongfa”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A holding company
Hangzhou Ebang Hongling Technology Co., Ltd. (“Ebang Hongling”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company	[1]
Ownership	100% owned by Ebang Hongfa until 6/30/2022	[1]
Hangzhou Ebang Hongling Technology Co., Ltd. (“Ebang Hongling”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on July 3, 2019	[1]
Wuhai Ebang Information Technology Co., Ltd. (“Wuhai Ebang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company	[1]
Ownership	100% owned by Ebang Hongling until 6/30/2022	[1]
Wuhai Ebang Information Technology Co., Ltd. (“Wuhai Ebang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on September 18, 2017	[1]
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	99.99% owned by Ebang Hongfa
Zhejiang Ebang Communication Technology Co., Ltd. (“Zhejiang Ebang”) Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 21, 2010
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang
Zhejiang Ebang Information Technology Co., Ltd. (“Ebang IT”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on August 11, 2010
Hangzhou Bangyun Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	100% owned by Zhejiang Ebang
Yunnan Ebang Information Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on June 28, 2016	[2]
Hangzhou Ebang Jusheng Technology Co., Ltd. (“Ebang Jusheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company	[2]
Ownership	100% owned by Ebang Hongfa until 11/15/2022	[2]
Hangzhou Ebang Jusheng Technology Co., Ltd. (“Ebang Jusheng”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on January 3, 2018	[2]
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	51.05% owned by Ebang Hongfa
Hangzhou Dewang Information Technology Co., Ltd. (“Hangzhou Dewang”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on December 31, 2015
Hangzhou Yibang Botong Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A PRC limited liability company
Ownership	80% owned by Zhejiang Ebang; 20% owned by Ebang Hongfa
Hangzhou Yibang Botong Technology Co., Ltd. [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on November 30, 2021
Ebonex International Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	A British Virgin Islands (“BVI”) company
Ownership	100% owned by Ebang International
Ebonex International Limited One [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on August 18, 2020
Australia Ebon Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	An Australia company
Ownership	100% owned by Ebonex
Australia Ebon Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on October 13, 2020
Ownership	International Limited
Ebon Management Australia Pty Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	An Australia company
Ownership	100% owned by Australia
Ebon Management Australia Pty Limited One [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Incorporated on May 18, 2021
Ownership	Ebon Pty Ltd
Compass Global Holdings Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	An Australia company
Ownership	100% owned by Australia
Compass Global Holdings Pty Ltd [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	Acquired on March 21, 2022
Ownership	Ebon Pty Ltd

[1]	Ebang Hongling and Wuhai Ebang were disposed of on June 30, 2022. The disposal did not represent a strategic shift that had a major effect on the Company’s operations and financial results. See Note 19.
[2]	Ebang Jusheng was deregistered on November 15, 2022.